Related Party Balances and Transactions - Schedule of Amounts Due to Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 23,102	$ 3,625	¥ 67,514
Individual Director or Officer and his/her immediate family members under investment programs offered by the Group
Related Party Transaction [Line Items]
Amounts due to related parties	15,028		61,871
Due to Ji'an Aoxinlian by the Group
Related Party Transaction [Line Items]
Amounts due to related parties	4,790		4,711
Due to Aileyou by the Group
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 3,285		¥ 932